Debt - Summary of Outstanding Debt (Parenthetical) (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Investor Loan Notes [Member]
Debt Instrument [Line Items]
Long term debt maturity month starting	2028-09	2028-09
Long term debt maturity month ending	2029-12	2029-12
Long term debt effective rate of interest	10.00%	10.00%
Data Project Srl Mortgage [Member]
Debt Instrument [Line Items]
Long term debt month of maturity	2025-12	2025-12
Long term debt effective rate of interest	8.00%	8.00%
Related Party Loan [Member]
Debt Instrument [Line Items]
Long term debt month of maturity	2021-04	2021-05
Long term debt effective rate of interest	4.00%	4.00%